Share-based payments - Details grants Materialise cash settled (Detail) - Materialise cash settled share based payment plan [member]	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares
Disclosure of details grants materialise cash settled [line items]
Return dividend	0.00%	0.00%	0.00%
Expected volatility	84.00%	49.00%	49.00%
Risk-free interest rate	(0.34%)	0.10%	0.77%
Expected life | €	0.25	0.25	1.25
Exercise price (in EUR)	€ 8.81	€ 8.81	€ 8.81
Stock price (in EUR)	44.2	16.32	17.49
Fair value SAR	€ 35.38	€ 7.52	€ 9.09